Land use rights, net (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Land use rights CNY	Dec. 31, 2013 Land use rights CNY	Dec. 31, 2012 Land use rights CNY
Land use rights, net
Land use rights				1,108,125	620,383
Less: Accumulated amortization				(40,872)	(21,530)
Net book value	172,010	1,067,253	598,853
Amortization expenses				19,342	11,700	9,565
Amortization expenses related to the land use rights for future periods
2015				22,162
2016				22,162
2017				22,162
2018				22,162
2019				22,162
2020 and thereafter				956,443